INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE 6 – INCOME TAXES

Presently, we are a c-Corporation for tax purposes and have booked an income tax provision for the periods described below.

As of March 31, 2022 and December 31, 2021, we have a net deferred tax liability of $39,000 and $45,000, respectively. Our determination of the realizable deferred tax assets and liabilities requires the exercise of significant judgment, based in part on business plans and expectations about future outcomes. In the event the actual results differ from these estimates in future periods, we may need to record a valuation allowance, which could materially impact our financial position and results of operations. We will continue to assess the need for a valuation allowance in future periods.

As of March 31, 2022 and December 31, 2021 we had accrued income taxes of $1,434,000 and $1,269,000, respectively. We recorded income taxes of $159,000 (28 percent effective tax rate) and $662,691 (29 percent effective tax rate) during the three months ended March 31, 2022 and March 31, 2021, respectively. $1,362,000 of federal and state tax payments were made after March 31, 2022.

As of December 31, 2020, we had a federal NOL of approximately $350,000. The remaining federal NOL was used in its entirety to offset taxable income during the 2021 tax year. At March 31, 2022, we have no federal or state NOLs available to offset taxable income, all NOLs have been exhausted. Due to tax reform enacted in 2017, any newly created NOLs will carry forward indefinitely.

NOTE 10 – INCOME TAXES

Presently, we are a “C-corporation” for tax purposes and have booked an income tax provision for the year ended December 31, 2021. Income taxes as of December 31, 2021, and 2020 are described below.

	December 31, 2021
	2021	2020
Current taxes
Federal	$909,530	$—
State	357,168	16,679
Deferred taxes
Federal	(212,000)	258,000
State	—	13,722
Provision for income taxes	$1,054,698	$288,401

A reconciliation of income tax provisions at the U.S. statutory rate for fiscal year 2021 and 2020 is as follows:

	2021	2020
Rate reconciliation:
Tax expense at U.S.statutory rate	$1,017,417	$716,966
Change in valuation allowance	—	(446,000)
Provision-to-return reconciliation	(14,743)	21,657
Other	(1,976)	(4,222)
Income tax provision	$1,054,698	$288,401

The Company had Federal net operating loss carryforwards of approximately $350,000 at December 31, 2020.  We expect the Federal net operating loss to be completely used and offset taxable income by December 31, 2021.  The federal NOL may be carried forward to offset future taxable income, subject to applicable provisions of the Internal Revenue Code. Certain federal NOLs will expire in years 2036 and 2037 if not used. Due to tax reform enacted in 2017, NOLs created after 2017 carry forward indefinitely. The estimated federal NOL that does not expire included in the total above is $350,000. The Company had Minnesota net operating loss carryforwards of approximately $1,330,000 at December 31, 2020.  We expect the state net operating loss to be completely used and offset taxable income by December 31, 2021.  States may vary in their treatment of post-2017 NOLs. We lost some state NOL carryforwards when we filed final 2019 tax returns in several states. The remaining state NOL carryforwards may expire in 2036 and 2037 if not used.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of our deferred tax assets and liabilities as of December 31, 2021 and 2020 were as follows:

	December 31, 2021
	2021	2020
Deferred tax components
Unrealized (gain) loss on marketable securities	$(46,552)	$(488,419)
Depreciation	2,458	3,002
Net operating loss carryforwards	—	180,460
R&D and foreign credits	—	46,957
Other	(906)	—
Net deferred tax asset (liability)	$(45,000)	$(258,000)